Revenue - Summary of breakdown of revenue by sales channels (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers
Revenue	€ 170,976	€ 214,537
Direct To Consumer (DTC)
Disclosure of disaggregation of revenue from contracts with customers
Revenue	104,574	121,041
Wholesale
Disclosure of disaggregation of revenue from contracts with customers
Revenue	59,589	85,446
Other
Disclosure of disaggregation of revenue from contracts with customers
Revenue	€ 6,813	€ 8,050